Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	2,141	2,058	325	505	(308)	4,721
Non-interest revenue	637	396	1,003	1,084	(169)	2,951
Total Revenue	2,778	2,454	1,328	1,589	(477)	7,672
Provision for credit losses on impaired loans	238	183	3	11	38	473
Provision for (recovery of) credit losses on performing loans	57	107	10	(33)	13	154
Total provision for (recovery of) credit losses	295	290	13	(22)	51	627
Depreciation and amortization	143	246	66	77	-	532
Non-interest expense	1,067	1,220	931	1,039	600	4,857
Income (loss) before taxes and non-controlling interest in subsidiaries	1,273	698	318	495	(1,128)	1,656
Provision for (recovery of) income taxes	352	138	78	102	(306)	364
Reported net income (loss)	921	560	240	393	(822)	1,292
Non-controlling interest in subsidiaries	-	-	-	-	2	2
Net income (loss) attributable to bank shareholders	921	560	240	393	(824)	1,290
Average assets (3)	321,018	232,345	62,524	438,202	267,902	1,321,991

For the three months ended January 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,959	1,432	306	701	(377)	4,021
Non-interest revenue	598	302	822	998	(1,642)	1,078
Total Revenue	2,557	1,734	1,128	1,699	(2,019)	5,099
Provision for (recovery of) credit losses on impaired loans	135	42	1	(3)	21	196
Provision for (recovery of) credit losses on performing loans	9	13	5	(7)	1	21
Total provision for (recovery of) credit losses	144	55	6	(10)	22	217
Depreciation and amortization	132	107	66	79	-	384
Non-interest expense	973	708	858	1,012	447	3,998
Income (loss) before taxe s	1,308	864	198	618	(2,488)	500
Provision for (recovery of) income taxe s	357	199	39	130	(358)	367
Reported net income (loss )	951	665	159	488	(2,130)	133
Average assets (3)	303,781	150,264	54,684	463,917	241,808	1,214,454

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. Beginning January 1, 2024, we did not take the deduction for certain Canadian dividends received in BMO CM due to proposed legislation, and as a result, we no longer report this revenue on a taxable equivalent basis.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three months ended January 31, 2024 are $1,195,740 million, including $307,757 million for Canadian P&C, $212,354 million and U.S. P&C, and $675,629 million for all other operating segments including Corporate
Services
(for three months ended January 31, 2023 - Total: $1,082,623 million, Canadian P&C: $289,564 million, U.S. P&C: $143,054 million and all other operating segments: $650,005 million).